SCOPE OF CONSOLIDATION - Divestments Narrative (Details) € in Millions, $ in Millions					3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 14, 2021 USD ($)	Apr. 14, 2021 EUR (€)	Dec. 09, 2020 USD ($) shares	Mar. 04, 2020	Jun. 30, 2021 USD ($)	May 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 14, 2020 USD ($) capital_increase	Dec. 14, 2020 EUR (€) capital_increase
Disclosure of joint ventures [line items]
Percentage reduction in rental payments				50.00%
Number of capital increases | capital_increase										2	2
Total assets							$ 94,547	$ 90,512
Total liabilities							38,957	39,168
Carrying amount of interests in associates and joint ventures							10,765	10,319
Gain on disposal/derecognition							0	104	$ 1,460
Cash disposed							0	4	7
Gain on disposal							$ 0	16	$ 0
Reversal of impairment loss recognised in profit or loss			$ 660					$ 218
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			78,186,671
Proportion of ordinary shares held (in percent)			16.00%
Number of shares redeemable (in shares) | shares			58,327,300
Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			583,273
Acciaierie d'Italia Holding [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	62.00%	62.00%					62.00%	62.00%
AM Investco Italy S.r.l. | Disposal groups classified as held for sale
Disclosure of joint ventures [line items]
Investment amount	$ 476	€ 400				€ 680
Proportion of ownership interest in subsidiary sold (in percent)	50.00%	50.00%
Proportion of ownership interest retained after additional investment (in percent)	38.00%	38.00%
Acciaierie d'Italia Holding [Member] | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Cash and cash equivalents pooling balances	$ 199
Total assets	4,639
Total liabilities	3,873
Carrying amount of interests in associates and joint ventures	1,205
Gain on disposal/derecognition	104
Reclassification of foreign exchange reserve	283
Goodwill	$ 52
ArcelorMittal USA Divestment Business | Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			78,186,671
Consideration received, fair value of common stock			$ 1,020
Proportion of ordinary shares held (in percent)			16.00%
Number of shares redeemable (in shares) | shares			58,327,300
Value of shares redeemable, convertible share option			$ 761
ArcelorMittal USA Divestment Business | Preference shares | Cleveland-Cliffs Inc
Disclosure of joint ventures [line items]
Number of shares obtained (in shares) | shares			583,273
ArcelorMittal USA Divestment Business | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold (in percent)			100.00%
Total assets			$ 5,631
Total liabilities			5,542
Carrying amount of interests in associates and joint ventures			0
Gain on disposal/derecognition			1,460
Transaction cost on divestment of subsidiary			21
Working capital adjustments			50
Total consideration including receivable			2,219		$ 2,215
Portion of consideration received consisting of cash and cash equivalents			509
Portion of consideration received consisting of cash and cash equivalents, net of cash disposed			497
Cash disposed			7
Transaction cost paid related to cash consideration, divestment of subsidiary			5
Decrease in total consideration					$ 4
Decrease of post-employment benefit liabilities			3,200
Gain on disposal			1,460
Goodwill			$ 672
ArcelorMittal Italia S.p.A
Disclosure of joint ventures [line items]
Consideration payable related to put option										$ 135	€ 111